COVER PAGE	May 31, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 31, 2022
Entity Registrant Name	LUB LIQUIDATING TRUST
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8308
Entity Tax Identification Number	88-6437161
Entity Address, Address Line One	Two Liberty Square, 9th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
City Area Code	617
Local Phone Number	570-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000016099
Current Fiscal Year End Date	--08-31
Entity Address, Postal Zip Code	02109